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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-8507

                             Ironwood Series Trust
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                             Dana A. Lukens, Esq.
                      Forum Administrative Services, LLC
                              Two Portland Square
                             Portland, Maine 04101
                                (207) 879-1900

                  Date of fiscal year end: December 31, 2006

          Date of reporting period: July 1, 2006 - September 30, 2006

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Item 1. Schedule of Investments

IRONWOOD ISABELLE SMALL COMPANY STOCK FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2006 - (Unaudited)

                                                       MARKET
SHARES      SECURITY                                   VALUE
------      -----------------------------------      ----------
            COMMON STOCK - 96.71%

            CAPITAL GOODS - 1.31%
   48,900   Williams Controls, Inc.+                 $  619,563
                                                     ----------
            CONSUMER CYCLICALS - 18.71%
   54,000   4Kids Entertainment, Inc.+                  891,000
1,196,400   Danka Business Systems plc, ADR+          2,225,304
    9,800   Gevity HR, Inc.                             223,244
   86,000   Hooker Furniture Corp.                    1,260,760
   25,000   Media General, Inc. - Class A               943,000
  173,000   Sunterra Corp.+                           1,960,955
   78,500   Tempur-Pedic International, Inc.+         1,347,845
                                                     ----------
                                                      8,852,108
                                                     ----------
            CONSUMER STAPLES - 1.51%
   30,300   Chiquita Brands International, Inc.         405,414
    6,600   United Stationers, Inc.+                    306,966
                                                     ----------
                                                        712,380
                                                     ----------
            ENERGY - 2.70%
  123,100   Petrohawk Energy Corp.+                   1,277,778
                                                     ----------
            FINANCIALS - 10.05%
   18,400   Arch Capital Group, Ltd.+                 1,168,216
   72,000   Eastern Insurance Holdings, Inc.+         1,075,680
   27,400   Hanover Insurance Group, Inc.             1,222,862
   95,000   USI Holdings Corp.+                       1,287,250
                                                     ----------
                                                      4,754,008
                                                     ----------
            HEALTH CARE - 12.64%
  306,300   ARIAD Pharmaceuticals, Inc.+              1,335,468
  329,600   Durect Corp.+                             1,351,360
  404,100   Novavax, Inc.+                            1,531,539
  316,100   Sirna Therapeutics, Inc.+                 1,760,677
                                                     ----------
                                                      5,979,044
                                                     ----------
            INDUSTRIALS - 2.49%
  257,200   Proliance International, Inc.+            1,175,404
                                                     ----------
            TECHNOLOGY - 11.49%
  203,700   ActivIdentity Corp.+                        957,390
   10,600   Analogic Corp.                              543,992
  305,600   Iomega Corp.+                               889,296
  511,200   MagneTek, Inc.+                           1,768,752
  728,644   SoftBrands, Inc.+                         1,216,836
   13,200   Technitrol, Inc.                            394,020
                                                     ----------
                                                      5,770,286
                                                     ----------

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          MATERIALS - 23.06%
 35,500   AM Castle & Co.                                         952,820
145,600   Chemtura Corp.                                        1,262,352
333,700   ICO, Inc.+                                            2,209,094
161,000   Material Sciences Corp.+                              1,603,560
 78,200   Novagold Resources, Inc. +                            1,226,958
 83,600   Olin Corp.                                            1,284,096
193,900   Omnova Solutions, Inc.+                                 810,502
187,300   PolyOne Corp.+                                        1,560,209
                                                              -----------
                                                               10,909,591
                                                              -----------
          OTHER - 4.13%
477,600   Westaff, Inc.+                                        1,953,384
                                                              -----------
          TELECOMMUNICATION SERVICES - 2.52%
 94,500   Broadwing Corp.+                                      1,192,590
                                                              -----------
          UTILITIES - 5.39%
311,700   Aquila, Inc.+                                         1,349,661
216,500   Dynegy, Inc. - Class A+                               1,199,410
                                                              -----------
                                                                2,549,071
                                                              -----------
          TOTAL COMMON STOCK (COST $35,493,297)                45,745,207
                                                              -----------
          TOTAL INVESTMENTS (COST $35,493,297)* - 96.71%      $45,745,207
                                                              -----------
          OTHER ASSETS NET OF LIABILITIES - 3.29%               1,555,433
                                                              -----------
          NET ASSETS - 100.00%                                $47,300,640
                                                              ===========
--------
+   Non-income producing security.
ADR American Depositary Receipt.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                   $10,912,553
Gross Unrealized Depreciation                      (660,643)
                                                -----------
Net Unrealized Appreciation (Depreciation)      $10,251,910
                                                ===========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ironwood Series Trust

By:   /s/ Warren J. Isabelle
      -----------------------------
      Warren J. Isabelle, President

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Warren J. Isabelle
      -----------------------------
      Warren J. Isabelle, President

Date: November 27, 2006

By:   /s/ Gary S. Saks
      -----------------------------
      Gary S. Saks, Treasurer

Date: November 27, 2006